SCOUT
BOND FUND


A no-load mutual fund
with primary emphasis
on maximum current
income consistent with
its quality and maturity
standards.


Semiannual Report
December 31, 1997

TO THE SHAREHOLDERS

Scout Bond Fund's total return (price change and reinvested distributions) for the quarter ended December 31, 1997, was 2.05%. In comparison, the unmanaged Lehman Brothers Government/Corporate
Intermediate Bond Index had a return of 2.14% for the period.

Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

The trend toward lower rates that was established at mid-year continued in the fourth quarter. The 5-year Treasury note began the quarter at a yield of 5.98% and finished at 5.70%. The longer end of the yield curve dropped more sharply, falling from 6.40% to 5.92%. These moves occurred with no change in the Fed Funds rate of 5.50%.

Investors continue to adjust to the enigmatic combination of a healthy economy and moderate inflation. Rates have been pushed further downward by a "flight to quality" in response to the financial crisis in Asian markets.

The drop in rates over the last several months has been marked by a significant increase in day-to-day volatility. We firmly believe this is a signal to maintain strong discipline in our approach, investing cash flows when available and not speculating on the short-term direction of interest rates. We have maintained a moderate average maturity to avoid the volatility of the longer end of the yield curve. We will continue to focus heavily on U.S. Government and Agency issues to keep credit risk at a minimum. Occasional purchases of corporate debt will be limited to top-quality companies.

The Fund is an outstanding choice for investors seeking a stable fixed-income return, while avoiding the volatility associated with interest rate speculation or aggressive exposure to credit risk. We will continue to take advantage of any opportunities that meet the high investment standards of the Fund.

Your continued participation with Scout Bond Fund as part of your investment portfolio is appreciated. We welcome your comments and questions.

Sincerely,

/s/George W. Root
George W. Root
UMB Investment Advisors

Graph - TAXABLE YIELD CURVES

Pie Chart - SECTOR DIVERSIFICATION
Corporate               42.7%
Government & Agency     54.6%
Short Term               2.7%

Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation ("FDIC"). These shares involve investment risks, including the possible loss of the principal invested.


FINANCIAL STATEMENTS
Statement of Net Assets
December 31, 1997 (unaudited)

     Principal                                                          Market
        Amount   Description                                             Value

CORPORATE BONDS - 42.66%
$       500,000  Albertson's Incorporated,
                 Medium Term Notes,
                 5.71%, due March 23, 1998                      $      499,885
        500,000  Albertson's Incorporated,
                 Medium Term Notes,
                 6.18%, due March 22, 2000                             501,660
        500,000  Albertson's Incorporated Notes,
                 6.375%, due June 1, 2000                              502,610
        500,000  Amoco Canada Petroleum Company Notes,
                 7.25%, due December 1, 2002                           523,740
        500,000  Baltimore Gas & Electric Company,
                 1st & Refunding Mortgage,
                 6.50%, due February 15, 2003                          507,130
        500,000  BellSouth Telecommunications
                 Incorporated Notes,
                 6.25%, due May 15, 2003                               503,600
        500,000  BellSouth Telecommunications
                 Incorporated Notes,
                 6.375%, due June 15, 2004                             503,680
        500,000  Carolina Power & Light Company,
                 1st Mortgage,
                 5.00%, due September 15, 1998                         496,745
        500,000  Carolina Power & Light Company,
                 1st Mortgage,
                 5.875%, due January 15, 2004                          491,645
        500,000  Chevron Canada Financial Limited,
                 Guaranteed Notes,
                 5.60%, due April 1, 1998                              499,755
        500,000  Consolidated Edison Company New York,
                 Incorporated Debentures,
                 6.625%, due February 1, 2002                          507,570
        500,000  Delmarva Power & Light Company,
                 Medium Term Notes,
                 7.50%, due May 1, 1999                                509,700
      1,000,000  Dillard Department Stores Inc.,
                 6.875%, due June 1, 2005                            1,025,840
        500,000  duPont (E.I.) deNemours & Company Notes,
                 6.75%, due October 15, 2002                           509,680
        500,000  Duke Power Company,
                 1st & Refunding Mortgage,
                 5.17%, due September 1, 1998                          497,415
        500,000  Duke Power Company,
                 1st & Refunding Mortgage,
                 7.00%, due June 1, 2000                               510,275
        500,000  Duke Power Company,
                 1st & Refunding Mortgage,
                 5.875%, due June 1, 2001                              495,795
        500,000  Emerson Electric Company Notes,
                 6.30%, due November 1, 2005                           503,820
        500,000  Engelhard Corporation, Senior Note,
                 7.00%, due August 1, 2001                             512,155
        750,000  Florida Power & Light Company,
                 1st Mortgage,
                 5.50%, due July 1, 1999                               743,970
        500,000  Florida Power & Light Company,
                 Secured Medium Term Notes,
                 6.20%, due February 2, 1998                           500,075
        500,000  Florida Power & Light Company,
                 Secured Medium Term Notes,
                 5.70%, due March 5, 1998                              499,995
        500,000  General Mills Incorporated,
                 Medium Term Notes,
                 7.50%, due June 5, 2000                               515,645
        500,000  General Mills Incorporated,
                 Medium Term Notes,
                 5.98%, due July 9, 2001                               496,725
        500,000  GTE California Incorporated,
                 Debentures, Series A,
                 5.625%, due February 1, 2001                          492,085
        500,000  GTE Southwest Incorporated,
                 Debentures,
                 6.00%, due January 15, 2006                           486,260
        500,000  GTE Southwest Incorporated,
                 Debentures,
                 6.00%, due February 15, 2008                          480,090
        500,000  Honeywell Inc.,
                 6.75%, due March 15, 2002                             510,095
        500,000  International Business Machines
                 Corporation Notes,
                 5.65%, due January 22, 1998                           499,970
        500,000  International Business Machines
                 Corporation Notes,
                 6.375%, due June 15, 2000                             504,765
        500,000  International Business Machines
                 Corporation Notes,
                 7.25%, due November 1, 2002                           522,125
        500,000  International Paper Company,
                 Medium Term Notes,
                 8.05%, due March 25, 1999                             511,310
        500,000  Kansas City Power & Light Company,
                 Medium Term Notes,
                 6.50%, due January 2, 2001                            504,365
      1,000,000  May Department Stores Inc.,
                 6.875%, due November 1, 2005                        1,027,900
        250,000  McDonald's Corporation,
                 Series C, Medium Term Notes,
                 8.75%, due November 15, 2000                          267,353
        500,000  McDonald's Corporation,
                 Medium Term Notes,
                 7.375%, due July 15, 2002                             507,790
        500,000  Minnesota Mining & Manufacturing Company,
                 Medium Term Notes,
                 6.25%, due March 29, 1999                             503,160
        750,000  Monongahela Power Company,
                 1st Mortgage,
                 5.625%, due April 1, 2000                             742,140
        500,000  Monongahela Power Company,
                 1st Mortgage,
                 7.375%, due July 1, 2002                              523,265
      1,000,000  New York Telephone Company Notes,
                 5.875%, due September 1, 2003                         980,330
        500,000  Newell Company,
                 Medium Term Notes,
                 6.18%, due July 11, 2000                              499,335
        500,000  Northwest Natural Gas Company,
                 Secured Medium Term Notes,
                 5.98%, due December 15, 2000                          498,775
        500,000  Pacific Bell Telephone Company Notes,
                 7.25%, due July 1, 2002                               521,445
        500,000  Pacific Bell Telephone Company Notes,
                 6.25%, due March 1, 2005                              498,710
        500,000  Pacific Gas & Electric Company,
                 1st Mortgage,
                 6.25%, due March 1, 2004                              500,980
        500,000  PepsiCo, Incorporated Notes,
                 7.625%, due November 1, 1998                          506,225
      1,000,000  Public Service Company of Oklahoma,
                 Medium Term Notes,
                 6.02%, due March 1, 2001                              998,150
        500,000  Sara Lee Corporation, Series C,
                 Medium Term Notes,
                 6.45%, due September 26, 2005                         504,665
        500,000  Southwestern Bell Capital Corporation,
                 Medium Term Notes,
                 7.80%, due November 5, 1998                           507,385
        500,000  Southwestern Bell Telephone Company,
                 Medium Term Notes,
                 6.125%, due March 12, 2001                            501,210
        500,000  Southwestern Bell Telephone Company,
                 Medium Term Notes,
                 5.77%, due October 14, 2003                           491,270
        500,000  Sysco Corporation Notes,
                 7.00%, due May 1, 2006                                521,885
        500,000  Texaco Capital Incorporated,
                 Medium Term Notes,
                 8.24%, due October 15, 2001                           535,705
      1,000,000  Texas Instruments Incorporated,
                 Unsecured Note,
                 6.125%, due February 1, 2006                          980,140
        500,000  Tribune Company,
                 Medium Term Notes,
                 5.30%, due April 17, 2000                             491,385
        500,000  Tribune Company,
                 Medium Term Notes,
                 5.75%, due September 15, 2003                         488,655
        500,000  Union Electric Company,
                 1st Mortgage,
                 6.75%, due October 15, 1999                           504,780
        500,000  Union Pacific Corporation Notes,
                 6.25%, due March 15, 1999                             500,280
        500,000  Union Pacific Corporation Notes,
                 7.875%, due February 15, 2002                         526,475
        500,000  Union Pacific Railroad Company,
                 Equipment Trust, Series C.,
                 7.01%, due June 1, 2004                               524,825
        500,000  Wal-Mart Stores Incorporated Notes,
                 6.125%, due October 1, 1999                           501,320
        500,000  Wisconsin Electric Power Company,
                 6.625%, due November 15, 2006                         511,070
     33,750,000                                                     34,036,783

U.S. GOVERNMENTAL AGENCIES -  7.72%
$        43,014  Government National Mortgage Association,
                 9.00%, due July 15, 2001                               44,197
         59,723  Government National Mortgage Association,
                 8.00%, due February 20, 2002                           60,769
        104,987  Government National Mortgage Association,
                 8.50%, due February 20, 2002                          107,140
         33,908  Government National Mortgage Association,
                 8.00%, due January 15, 2004                            35,071
        136,836  Government National Mortgage Association,
                 9.50%, due April 15, 2005                             144,655
        168,357  Government National Mortgage Association,
                 9.75%, due May 15, 2005                               177,977
         81,510  Government National Mortgage Association,
                 9.00%, due October 20, 2005                            85,104
        123,000  Government National Mortgage Association,
                 7.50%, due February 15, 2006                          126,541
         68,860  Government National Mortgage Association,
                 7.50%, due March 15, 2006                              71,024
        122,332  Government National Mortgage Association,
                 8.00%, due June 20, 2006                              125,675
        149,241  Government National Mortgage Association,
                 8.50%, due July 15, 2006                              155,897
        171,671  Government National Mortgage Association,
                 8.00%, due August 15, 2006                            178,802
         56,961  Government National Mortgage Association,
                 8.00%, due August 15, 2006                             59,327
        220,541  Government National Mortgage Association,
                 7.50%, due August 20, 2006                            225,308
        153,532  Government National Mortgage Association,
                 7.50%, due September 15, 2006                         158,356
         79,678  Government National Mortgage Association,
                 7.50%, due April 15, 2007                              82,461
        173,193  Government National Mortgage Association,
                 7.50%, due March 20, 2009                             177,952
        407,767  Government National Mortgage Association,
                 6.00%, due May 15, 2009                               405,671
        334,201  Government National Mortgage Association,
                 7.00%, due May 15, 2009                               342,132
        553,408  Government National Mortgage Association,
                 7.00%, due August 20, 2011                            561,870
        451,621  Government National Mortgage Association,
                 6.50%, due October 15, 2011                           455,423
        425,103  Government National Mortgage Association,
                 7.00%, due October 20, 2011                           431,603
        466,215  Government National Mortgage Association,
                 6.50%, due February 15, 2012                          469,263
        486,508  Government National Mortgage Association,
                 7.00%, due April 20, 2012                             493,187
        500,000  Government National Mortgage Association,
                 6.50%, due September 20, 2012                         500,770
        481,599  Government National Mortgage Association,
                 6.50%, due October 20, 2012                           482,341
      6,053,766                                                      6,158,516

U.S. GOVERNMENT SECURITIES - 13.99%
        500,000  U.S. Treasury Notes,
                 5.125%,  due March 31, 1998                           499,610
      1,500,000  U.S. Treasury Notes,
                 7.125%,    due October 15, 1998                     1,517,115
      1,500,000  U.S. Treasury Notes,
                 6.375%, due January 15, 1999                        1,511,490
        500,000  U.S. Treasury Notes,
                 5.875%, due March 31, 1999                            501,330
      1,000,000  U.S. Treasury Notes,
                 6.00%, due October 15, 1999                         1,005,620
      1,500,000  U.S. Treasury Notes,
                 5.50%, due April 15, 2000                           1,493,910
      1,000,000  U.S. Treasury Notes,
                 7.50%, due November 15, 2001                        1,060,160
      1,500,000  U.S. Treasury Notes,
                 6.375%, due August 15, 2002                         1,538,670
      1,000,000  U.S. Treasury Notes,
                 6.25%, due February 15, 2003                        1,022,660
      1,000,000  U.S. Treasury Notes,
                 5.875%, due February 15, 2004                       1,008,750
     11,000,000                                                     11,159,315

GOVERNMENT SPONSORED ENTERPRISES - 32.97%
$       500,000  Federal Farm Credit Bank,
                 Medium Term Notes,
                 6.70%, due October 11, 2006                           518,830
        250,000  Federal Home Loan Banks,
                 5.66%, due November 9, 1998                           249,843
        500,000  Federal Home Loan Banks,
                 6.48%, due December 29, 2000                          500,235
        500,000  Federal Home Loan Banks,
                 6.31%, due March 29, 2001                             506,095
        500,000  Federal Home Loan Banks,
                 6.18%, due December 19, 2001                          504,610
      1,000,000  Federal Home Loan Mortgage Corporation,
                 6.75%, due May 30, 2006                             1,045,470
      1,000,000  Federal Home Loan Mortgage Corporation,
                 Deb.,
                 6.13%, due August 19, 1999                          1,005,160
        800,000  Federal National Mortgage Association,
                 Deb.,
                 8.20%, due March 10, 1998                             803,128
      1,000,000  Federal National Mortgage Association,
                 Series SM-98-G, Deb.,
                 7.85%, due September 10, 1998                       1,012,190
        500,000  Federal National Mortgage Association,
                 Deb.,
                 5.05%, due November 10, 1998                          496,875
      1,500,000  Federal National Mortgage Association,
                 Series H, Deb.,
                 7.05%, due December 10, 1998                        1,518,285
      1,000,000  Federal National Mortgage Association,
                 Series H, Deb.,
                 6.35%, due August 10, 1999                          1,002,500
      1,500,000  Federal National Mortgage Association,
                 Deb.,
                 6.10%, due February 10, 2000                        1,508,910
        500,000  Federal National Mortgage Association,
                 5.90%, due November 20, 2000                          501,015
      1,000,000  Federal National Mortgage Association,
                 Series I, Deb.,
                 8.25%, due December 18, 2000                        1,060,780
      1,250,000  Federal National Mortgage Association,
                 Deb.,
                 7.50%, due February 11, 2002                        1,319,725
      1,000,000  Federal National Mortgage Association,
                 Series SM-E, Deb.,
                 7.55%, due April 22, 2002                           1,060,000
        500,000  Federal National Mortgage Association,
                 Series K., Deb.,
                 7.05%, due November 12, 2002                          523,205
        500,000  Federal National Mortgage Association,
                 Deb.,
                 6.80%, due January 10, 2003                           518,045
        499,578  Federal National Mortgage Association,
                 6.50%, due November 1, 2004                           501,336
        500,000  Federal National Mortgage Association
                 Medium Term Notes,
                 5.40%, due March 12, 1999                             498,125
        500,000  Federal National Mortgage Association
                 Medium Term Notes,
                 6.36%, due August 16, 2000                            506,720
        500,000  Federal National Mortgage Association
                 Medium Term Notes,
                 5.72%, due March 8, 2001                              497,580
      1,000,000  Federal National Mortgage Association
                 Medium Term Notes,
                 6.45%, due April 23, 2001                           1,017,660
        500,000  Federal National Mortgage Association
                 Medium Term Notes,
                 6.625%, due May 21, 2001                              511,170
        500,000  Federal National Mortgage Association
                 Medium Term Notes,
                 6.41%, due February 6, 2002                           509,455
        500,000  Federal National Mortgage Association
                 Medium Term Notes,
                 6.09%, due September 30, 2002                         503,830
      1,000,000  Federal National Mortgage Association
                 Medium Term Notes,
                 6.38%, due April 29, 2003                             991,870
      1,000,000  Federal National Mortgage Association
                 Medium Term Notes,
                 6.38%, due June 25, 2003                              991,560
      1,000,000  Federal National Mortgage Association
                 Medium Term Notes,
                 6.82%, due August 23, 2005                          1,046,870
        500,000  Federal National Mortgage Association
                 Medium Term Notes,
                 5.875%, due February 14, 2006                         494,140
      1,500,000  Federal National Mortgage Association
                 Medium Term Notes
                 6.41%, due March 8, 2006                            1,531,875
        500,000  Federal National Mortgage Association
                 Medium Term Notes
                 6.96%, due April 2, 2007                              530,860
        500,000  Federal National Mortgage Association
                 Medium Term Notes
                 6.70%, due June 19, 2007                              518,515
     25,799,578                                                     26,306,467

SHORT-TERM CORPORATE NOTES - 0.63%
$       500,000  General Mills Inc.,
                 5.77%, due January 5, 1998                     $      499,599

REPURCHASE AGREEMENT -  0.66%
        525,000  Northern Trust Co.,
                 6.40%, due January 2, 1998,
                 (Collateralized by U.S. Treasury Notes,
                 5.875%, due February 28, 1999)                        525,000

TOTAL INVESTMENTS - 98.63%                                      $   78,685,680

Other assets less liabilities - 1.37%                                1,096,702

TOTAL NET ASSETS - 100.00%
  (equivalent to $11.17 per share;
  20,000,000 shares of $1.00 par value
  capital shares authorized;
  7,144,602 shares outstanding)                                 $   79,782,382

See accompanying Notes to Financial Statements.


Statement of Assets and Liabilities
December 31, 1997 (unaudited)

ASSETS:
  Investment securities, at market value
   (identified cost $77,320,129)                                $   78,685,680
  Cash                    (120,755)
  Dividends receivable                                                    -
  Interest receivable                                                1,215,883
  Securities sold receivable                                              -
    Total assets                                                    79,780,808

LIABILITIES AND NET ASSETS:
  Payable for investments purchased                                       -
  Accrued management fee expense                                       (1,574)
    Total liabilities                                                  (1,574)
NET ASSETS                                                      $   79,782,382

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in surplus of capital)        $   78,006,539
  Accumulated undistributed income:
    Undistributed net investment income                                448,731
    Accumulated net realized loss on investment transactions          (38,165)
  Net unrealized appreciation in value of investments                1,365,277
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                     $   79,782,382

Capital shares, $1.00 par value
  Authorized                                                        20,000,000
  Outstanding                                                        7,144,602

NET ASSET VALUE PER SHARE                                       $        11.17

See accompanying Notes to Financial Statements.


Statement of Operations
Six Months Ended December 31, 1997 (unaudited)

INVESTMENT INCOME:
  Income:
    Interest                                                    $    2,539,449

  Expenses:
    Management fees (Note 3)                                           332,958
    Government fees and other expenses                                   6,547
                                                                       339,505
      Net investment income                                          2,199,944

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1):
  Realized gain from investment transactions
    (excluding commercial paper and repurchase agreements):
    Proceeds from sales of investments                               3,617,679
    Cost of investments sold                                         3,584,654
      Net realized gain from investment transactions                    33,025
    Unrealized appreciation on investments:
      Beginning of period                                               46,544
      End of period                                                  1,365,277
        Increase in net unrealized appreciation on investments       1,318,733
        Net gain on investments                                      1,351,758
        Increase in net assets resulting from operations        $    3,551,702

See accompanying Notes to Financial Statements.


Statements of Changes in Net Assets

                                                                Six Months Ended
                                                                December 31, 1997      Year Ended
                                                                (unaudited)            June 30, 1997
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                         $    2,199,944       $    4,542,432
  Net realized gain from investment activities                          33,025                8,649
  Increase (decrease) in net unrealized appreciation
    on investments                                                   1,318,733              320,957
    Net increase in net assets resulting from operations             3,551,702            4,872,038

DISTRIBUTIONS TO SHAREHOLDERS FROM:*
  Net investment income                                            (2,199,944)          (4,542,432)
  Net realized gain from investment transactions                         -                    -
    Total distributions to shareholders                            (2,199,944)          (4,542,432)

INCREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from 731,526 and 1,691,400 shares sold                    8,123,379           18,498,442
  Net asset value of 45,298 and 89,096 shares issued for
    reinvestment of distributions                                      503,791              976,474
                                                                     8,627,170           19,474,916
  Cost of 800,297 and 2,049,491 shares redeemed                    (8,867,988)         (22,446,473)
    Net increase from capital share transactions                     (240,818)          (2,971,557)
      Total increase (decrease) in net assets                        1,110,940          (2,641,951)

NET ASSETS:
  Beginning of period                                               78,671,442           81,313,393
  End of period (including undistributed
   net investment income of $448,731 and $448,731)              $   79,782,382       $   78,671,442

*Distributions to shareholders:
   Income dividends per share                                   $         0.31       $         0.62
   Capital gains distribution per share                         $          -         $          -

See accompanying Notes to Financial Statements.


1. ORGANIZATION AND SUMMARY OF SIGNIF-ICANT ACCOUNTING POLICIES - The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investments - Debt securities (other than short-term obligations), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques. Short-term obligations are valued at amortized cost, which constitutes fair value as determined by the Fund's Board of Directors. Investment transactions are recorded on the trade date. Investment income is recorded daily and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

Federal and State Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal or state tax is required.

Amortization - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. PURCHASES AND SALES OF SECURITIES - The aggregate amounts of security transactions during the six months ended December 31, 1997 (excluding commercial paper and repurchase agreements), were as follows:

                                Other than
                                U.S. Government     U.S. Government
                                Securities          Securities
Purchases                       $    -              $  2,941,367
Proceeds from sales               1,500,795            2,116,884

3. MANAGEMENT FEES - UMB Bank, n.a. is the Fund's manager and investment adviser and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholders accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Fund are taxes, interest, fees and the other charges of governments and their agencies for qualifying the Fund's shares for sale, special accounting and legal fees and brokerage commissions. UMB Bank's management fees are based on average daily net assets of the Fund at the annual rate of .85 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc., which serves as the Fund's underwriter and distributor.

4. REPURCHASE AGREEMENTS - Securities purchased under agreements to resell are held by the Fund's custodian and investment counsel, UMB Bank, n.a. The custodian monitors the market values of the underlying securities which they have purchased on behalf of the Fund to ensure that they are sufficient to protect the Fund in the event of default by the seller.

This report has been prepared for the information of the Shareholders of Scout Bond Fund, Inc., and is not be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only be the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.



BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
 Larry D. Armel
 William E. Hoffman, D.D.S.
 Eric T. Jager
 Stephen F. Rose
 Stuart Wien

Officers
 Larry D. Armel, President
 P. Bradley Adams, Vice President & Treasurer
 Michael A. Brummel, Vice President
 Martin A. Cramer, Vice President & Secretary
 John G. Dyer, Vice President
 Constance E. Martin, Vice President

Investment Counsel
 UMB Bank, n.a., Kansas City, Missouri

Auditors
 Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
 Stradley, Ronon, Stevens & Young,
 Philadelphia, Pennsylvania
 John G. Dyer, Kansas City, Missouri

Custodian
 UMB Bank, n.a., Kansas City, Missouri


JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862
www.umb.com